Equity (Details) - Schedule of fair value reserve - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of fair value reserve [Abstract]
Balance at the beginning of the year	$ 18,160	$ 4,274	$ 954
Net change in fair value reserve during the year for bonds at fair value through OCI, net of tax	(9,240)	11,481	4,209
Net change in fair value reserve during the year for equities at fair value through OCI	(819)	(71)	(866)
Realized gain on sale of equities at fair value through other comprehensive income		2,341
ECL charge (release) transferred to consolidated statement of income	114	135	(23)
Balance at the end of the year	$ 8,215	$ 18,160	$ 4,274